Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Mortgage loans	$ 629,142	$ 614,380
Financial liabilities
Liability for collateral	59,067	60,931	$ 99,668	$ 101,095
Carrying value
Financial assets
Mortgage loans	629,142	614,380
Cost method limited partnerships	80,472	72,477
Financial liabilities
Contractholder funds on investment contracts	1,944,244	2,102,051
Liability for collateral	59,067	60,931
Fair value
Financial assets
Mortgage loans	655,601	616,368
Cost method limited partnerships	88,758	77,122
Financial liabilities
Contractholder funds on investment contracts	2,062,405	2,220,926
Liability for collateral	$ 59,067	$ 60,931